Trade and Other Payables - Summary of Trade and Other Payables (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Trade And Other Current Payables [Abstract]
Trade payables	$ 5,157,772	$ 3,002,341
Accrued liabilities and other payables	3,271,958	3,319,546
Employee salaries and benefits payable	3,089,673	1,434,567
Short-term portion of long-term payables	932,266	762,785
Trade and other payables	$ 12,451,669	$ 8,519,239	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).